Fair Value Measurement - Schedule of Financial Assets and Liabilities According to the Fair Value Hierarchy, Measured at Fair Value (Details) - USD ($)	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
U.S. agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	$ 17,812,000		$ 6,035,000
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	45,499,000	$ 39,264,000	70,991,000
Corporate notes and obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	192,753,000	105,587,000	214,335,000
Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	14,358,000	16,105,000	33,881,000
Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	49,854,000	15,520,000
U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	5,986,000	5,004,000	21,048,000
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	461,757,000	255,613,000	392,739,000
Fair Value, Measurements, Recurring | U.S. agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		3,249,000
Estimated Fair Value	17,812,000		6,035,000
Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	45,499,000	39,264,000	70,991,000
Fair Value, Measurements, Recurring | Corporate notes and obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		2,050,000
Estimated Fair Value	192,753,000	105,587,000	214,335,000
Fair Value, Measurements, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		3,998,000
Estimated Fair Value	80,554,000		15,989,000
Fair Value, Measurements, Recurring | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	14,358,000	16,105,000	33,881,000
Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	49,854,000	15,520,000
Fair Value, Measurements, Recurring | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	5,986,000	5,004,000	21,048,000
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	20,845,000	64,836,000	22,462,000
Fair Value, Measurements, Recurring | Level 1 | U.S. agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		0
Estimated Fair Value	0		0
Fair Value, Measurements, Recurring | Level 1 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	0	0	0
Fair Value, Measurements, Recurring | Level 1 | Corporate notes and obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		0
Estimated Fair Value	0	0	0
Fair Value, Measurements, Recurring | Level 1 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		0
Estimated Fair Value	0		0
Fair Value, Measurements, Recurring | Level 1 | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	0	0	0
Fair Value, Measurements, Recurring | Level 1 | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	0
Fair Value, Measurements, Recurring | Level 1 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	0	0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	440,912,000	190,777,000	370,277,000
Fair Value, Measurements, Recurring | Level 2 | U.S. agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		3,249,000
Estimated Fair Value	17,812,000		6,035,000
Fair Value, Measurements, Recurring | Level 2 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	45,499,000	39,264,000	70,991,000
Fair Value, Measurements, Recurring | Level 2 | Corporate notes and obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		2,050,000
Estimated Fair Value	192,753,000	105,587,000	214,335,000
Fair Value, Measurements, Recurring | Level 2 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		3,998,000
Estimated Fair Value	80,554,000		15,989,000
Fair Value, Measurements, Recurring | Level 2 | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	14,358,000	16,105,000	33,881,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	49,854,000	15,520,000
Fair Value, Measurements, Recurring | Level 2 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	5,986,000	5,004,000	21,048,000
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	0	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		0
Estimated Fair Value	0		0
Fair Value, Measurements, Recurring | Level 3 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Corporate notes and obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		0
Estimated Fair Value	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		0
Estimated Fair Value	0		0
Fair Value, Measurements, Recurring | Level 3 | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	0	0	0
Fair Value, Measurements, Recurring | Level 3 | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	0
Fair Value, Measurements, Recurring | Level 3 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated Fair Value	0	0	0
Fair Value, Measurements, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	6,173,000	49,390,000	22,434,000
Restricted cash	14,672,000	15,446,000	28,000
Fair Value, Measurements, Recurring | Money market funds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	6,173,000	49,390,000	22,434,000
Restricted cash	14,672,000	15,446,000	28,000
Fair Value, Measurements, Recurring | Money market funds | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0	0
Restricted cash	0	0	0
Fair Value, Measurements, Recurring | Money market funds | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0	0
Restricted cash	0	$ 0	0
Fair Value, Measurements, Recurring | Corporate notes and obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	4,000,000
Fair Value, Measurements, Recurring | Corporate notes and obligations | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	4,000,000
Fair Value, Measurements, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	15,097,000		7,998,000
Fair Value, Measurements, Recurring | Commercial paper | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0		0
Fair Value, Measurements, Recurring | Commercial paper | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	15,097,000		7,998,000
Fair Value, Measurements, Recurring | Commercial paper | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0		$ 0
Fair Value, Measurements, Recurring | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	5,999,000
Fair Value, Measurements, Recurring | Municipal securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Fair Value, Measurements, Recurring | Municipal securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	5,999,000
Fair Value, Measurements, Recurring | Municipal securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Fair Value, Measurements, Recurring | Reverse repurchase agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	9,000,000
Fair Value, Measurements, Recurring | Reverse repurchase agreement | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0
Fair Value, Measurements, Recurring | Reverse repurchase agreement | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	9,000,000
Fair Value, Measurements, Recurring | Reverse repurchase agreement | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 0